Share-based Compensation (Tables)	12 Months Ended
Jul. 31, 2020
Stock Options And Restricted Share Units [Abstract]
Schedule of stock option activity
	July 31, 2020		July 31, 2019
	Number of	Weighted average	Number of	Weighted average
	options	exercise price	options	exercise price
Opening balance	24,288,919	$5.87	14,388,066	$3.02
Granted	11,946,027	1.62	12,693,118	7.27
Acquired and reissued through acquisition[1]	—	—	2,002,365	9.49
Forfeited	(4,582,440)	5.55	(1,226,763)	6.33
Expired	(1,521,271)	9.16	—	—
Exercised	(116,532)	1.15	(3,567,867)	1.20
Closing balance	30,014,703	$4.07	24,288,919	$5.87

[1] Stock options acquired and reissued on May 24, 2019, via the acquisition of Newstrike.

Schedule of stock option granted
		Options granted
Grant date	Exercise price ($)	Executive and directors	Non-executive employees	Total	Vesting terms	Expiry period
September 17, 2018	7.93	650,000	523,500	1,173,500	Terms A	10 years
November 22, 2018	5.92	—	440,000	440,000	Terms A	10 years
December 17, 2018	5.09	74,000	227,500	301,500	Terms A, C	10 years
February 19, 2019	7.13	615,000	626,000	1,241,000	Terms A	10 years
February 21, 2019	7.46	3,333,333	—	3,333,333	Terms D	10 years
March 20, 2019	8.50	325,000	1,077,500	1,402,500	Terms A	10 years
April 17, 2019	8.24	—	1,132,500	1,132,500	Terms A	10 years
July 18, 2019	6.54	650,000	2,768,785	3,418,785	Terms A	10 years
July 26, 2019	5.88	250,000	—	250,000	Terms A	10 years
Total		5,897,333	6,795,785	12,693,118
October 29, 2019	3.30	829,034	2,732,277	3,561,311	Terms B	10 years
January 29, 2020	1.80	—	293,021	293,021	Terms B	10 years
April 28, 2020	0.69	900,000	2,565,322	3,465,322	Terms B	10 years
June 26, 2020	1.02	3,055,025	732,410	3,787,435	Terms B	10 years
July 28, 2020	0.96	—	838,938	838,938	Terms B	10 years
Total		4,784,059	7,161,968	11,946,027

Schedule of stock options outstanding
Exercise price	Number outstanding	Weighted average remaining life (years)	Number exercisable	Weighted average remaining life (years)
$0.58-$2.69	11,371,022	8.87	2,769,874	6.08
$3.30-$6.54	12,100,157	6.21	6,002,653	7.85
$7.13-$8.50	6,302,656	8.53	1,547,062	8.44
$8.84-$17.37	240,868	1.67	220,285	1.74
	30,014,703		10,539,874

Schedule of Restricted Share Units activity
	July 31, 2020		July 31, 2019
	Units	Value of units	Units	Value of units
Opening balance	—	$—	—	$—
Granted	2,438,548	2.13	—	—
Forfeited	(90,114)	2.94	—	—
Closing balance	2,348,434	$2.10	—	$—

Schedule of Restricted Share Units Granted
		RSUs granted
Grant date	Unit value	Executive and directors	Non-executive employees	Vesting terms	Expiry period
October 29, 2019	$0.53 - $1.16	1,428,449	—	Terms A, B	10 years
June 26, 2020	$0.71	1,010,101	—	Terms A	10 years

Schedule of fair value of stock options and restricted stock units granted
	July 31, 2020	July 31, 2019
Exercise price (weighted average)	$6.51	$5.99
Stock price (weighted average)	$6.61	$6.11
Risk-free interest rate (weighted average)	1.79%	2.11%
Expected life (years) of options (weighted average)	5	5
Expected annualized volatility (weighted average)	75%	69%

Schedule of equity-settled and cash-settled share-based payments
For the year ended	July 31, 2020	July 31, 2019
Stock option share-based compensation	$31,503	$29,793
RSU share-based compensation	—	—
Total equity-settled share-based compensation	31,503	29,793

RSU share-based compensation	393	—
Total cash-settled share-based compensation	$393	$—